Summarized status of Company's nonvested restricted shares (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares
Nonvested, beginning of year | shares	140,000
Granted | shares	40,000
Vested | shares	(10,000)
Forfeited | shares	0
Nonvested, end of year | shares	170,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 8.39
Granted | $ / shares	8.17
Vested | $ / shares	9.94
Forfeited | $ / shares	0
Nonvested, end of year | $ / shares	$ 8.75